Employee benefits - Historical information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits
Present value of defined benefit obligation	$ 636,202	$ 500,072	$ 512,210
Plan assets at fair value	(148,392)	(197,254)	(259,245)	$ (267,535)
Plan deficit	487,810	302,818	252,965
Experience adjustments arising from plan assets/liabilities		30,136	3,919
Present value of defined benefit obligation [member]
Disclosure of Employee benefits
Experience adjustments arising from plan assets/liabilities	(110,533)	(494)	(13,458)
Experience adjustments arising from plan assets [Member]
Disclosure of Employee benefits
Experience adjustments arising from plan assets/liabilities	$ (2,636)	$ 30,136	$ 3,919